OPTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares			32,898	10,902	25,000		21,250
Share price				$ 45.60
Shares issued for cash					$ 600,000		$ 106,000		$ 1,573,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				10 years		5 years	3 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				35.13%				44.12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price				$ 44.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				1.47%
Purchase shares of common stock								18,641
Aggregate intrinsic value of vested share options								$ 0
Exercise price								$ 20.70
Board of Advisory [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options percentage				1.00%
Shares issued for cash, shares				20,202
Proceeds from offering				$ 5,000,000
Share price				$ 44.00
Shares issued for cash				$ 436,908
Options vested percentage				50.00%
Board of Advisory [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options vested percentage	50.00%
Three Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase shares of common stock		18,641
Aggregate intrinsic value of vested share options		$ 155,250
Exercise price		$ 20.70
Stock option, term		5 years